Document and Entity Information	Nov. 18, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	Chubb Ltd
Amendment Flag	false
Entity Central Index Key	0000896159
Document Type	8-K
Document Period End Date	Nov. 18, 2021
Entity Incorporation State Country Code	V8
Entity File Number	1-11778
Entity Tax Identification Number	98-0091805
Entity Address, Address Line One	Baerengasse 32
Entity Address, Postal Zip Code	8001
Entity Address, City or Town	Zurich
Entity Address, Country	CH
City Area Code	41(0)43
Local Phone Number	456 76 00
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares, par value CHF 24.15 per share
Trading Symbol	CB
Security Exchange Name	NYSE
Guarantee Of Chubb Ina Holdings Inc .0.30 Senior Notes Due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantee of Chubb INA Holdings Inc. 0.30% Senior Notes due 2024
Trading Symbol	CB/24A
Security Exchange Name	NYSE
Guarantee Of Chubb Ina Holdings Inc .0.875 Senior Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantee of Chubb INA Holdings Inc. 0.875% Senior Notes due 2027
Trading Symbol	CB/27
Security Exchange Name	NYSE
Guarantee Of Chubb Ina Holdings Inc .1.55 Senior Notes Due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantee of Chubb INA Holdings Inc. 1.55% Senior Notes due 2028
Trading Symbol	CB/28
Security Exchange Name	NYSE
Guarantee Of Chubb Ina Holdings Inc .0.875 Senior Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantee of Chubb INA Holdings Inc. 0.875% Senior Notes due 2029
Trading Symbol	CB/29A
Security Exchange Name	NYSE
Guarantee Of Chubb Ina Holdings Inc .1.40 Senior Notes Due 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantee of Chubb INA Holdings Inc. 1.40% Senior Notes due 2031
Trading Symbol	CB/31
Security Exchange Name	NYSE
Guarantee Of Chubb Ina Holdings Inc .2.50 Senior Notes Due 2038 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantee of Chubb INA Holdings Inc. 2.50% Senior Notes due 2038
Trading Symbol	CB/38A
Security Exchange Name	NYSE